United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5843

(Investment Company Act File Number)

Cash Trust Series, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/2013

Date of Reporting Period: Six months ended 11/30/2012

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2012
Ticker	CTGXX

Federated Government Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
U.S. Government Agency Securities	42.1%
U.S. Treasury Securities	0.4%
Repurchase Agreements	58.1%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At November 30, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.6%
8-30 Days	16.8%
31-90 Days	24.1%
91-180 Days	6.6%
181 Days or more	9.5%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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1

Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—42.1%
$84,250,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.094% - 0.410%, 12/3/2012 - 12/23/2012	$84,269,881
12,500,000		Federal Farm Credit System Notes, 0.170%—0.450%, 7/23/2013 - 10/9/2013	12,503,901
2,000,000	[2]	Federal Home Loan Bank System Discount Notes, 0.180%, 2/12/2013	1,999,270
80,200,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.148% - 0.360%, 12/3/2012 - 12/25/2012	80,173,990
306,705,000		Federal Home Loan Bank System Notes, 0.125% - 5.375%, 2/12/2013 - 12/23/2013	307,595,943
78,200,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.158% - 0.180%, 12/3/2012 - 12/17/2012	78,188,091
51,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.159% - 0.160%, 12/3/2012 - 12/6/2012	50,990,664
45,089,000		Federal Home Loan Mortgage Corp. Notes, 0.625% - 5.260%, 12/21/2012 - 5/22/2013	45,192,435
88,020,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.170% - 0.400%, 12/3/2012 - 2/17/2013	88,005,702
136,742,000		Federal National Mortgage Association Notes, 0.375% - 4.625%, 12/28/2012 - 10/15/2013	137,581,354
266,476,000	[2,3,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank) Discount Notes, 0.180%, 1/7/2013 - 2/4/2013	266,403,798
		TOTAL GOVERNMENT AGENCIES	1,152,905,029
		U.S. Treasury—0.4%
5,000,000		United States Treasury Notes, 0.750%, 3/31/2013	5,008,660
5,000,000		United States Treasury Notes, 3.375%, 7/31/2013	5,105,540
		TOTAL U.S. TREASURY	10,114,200
		Repurchase Agreements—58.1%
23,000,000	[5]	Interest in $387,000,000 joint repurchase agreement 0.22%, dated 11/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $387,141,900 on 1/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $395,510,174.	23,000,000
79,000,000	[5]	Interest in $1,349,000,000 joint repurchase agreement 0.22%, dated 11/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,349,478,146 on 1/16/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2042 and the market value of those underlying securities was $1,376,097,723.	79,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$40,000,000	[5]	Interest in $776,000,000 joint repurchase agreement 0.23%, dated 11/14/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $776,302,424 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $795,213,996.	$40,000,000
12,321,000		Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486.	12,321,000
32,000,000	[5]	Interest in $585,000,000 joint repurchase agreement 0.18%, dated 10/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $585,263,250 on 1/22/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/20/2042 and the market value of those underlying securities was $596,819,341.	32,000,000
43,000,000	[5]	Interest in $750,000,000 joint repurchase agreement 0.19%, dated 11/7/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,475,000 on 3/7/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2042 and the market value of those underlying securities was $766,721,132.	43,000,000
22,000,000	[5]	Interest in $386,000,000 joint repurchase agreement 0.20%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $386,195,144 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $393,919,710.	22,000,000
27,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.20%, dated 9/18/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $500,250,000 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2042 and the market value of those underlying securities was $510,215,334.	27,000,000
16,000,000	[5]	Interest in $311,000,000 joint repurchase agreement 0.20%, dated 9/24/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $311,152,044 on 12/21/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities 11/20/2042 and the market value of those underlying securities was $317,343,364.	16,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$45,000,000	[5]	Interest in $770,000,000 joint repurchase agreement 0.20%, dated 9/4/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $770,385,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities 12/1/2042 and the market value of those underlying securities was $786,926,210.	$45,000,000
66,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.20%, dated 11/28/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,159,045,072 on 12/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2042 and the market value of those underlying securities was $1,189,115,043.	66,000,000
22,000,000		Interest in $137,000,000 joint repurchase agreement 0.20%, dated 11/29/2012 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $137,005,328 on 12/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2042 and the market value of those underlying securities was $139,756,316.	22,000,000
46,000,000	[5]	Interest in $807,000,000 joint repurchase agreement 0.23%, dated 11/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $807,319,662 on 1/14/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were a U.S. Treasury Security and U.S. Government Agency securities with various maturities to 11/25/2052 and the market value of those underlying securities was $824,653,197.	46,000,000
139,000,000	[5]	Interest in $2,421,000,000 joint repurchase agreement 0.23%, dated 11/13/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,421,464,025 on 12/13/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,486,749,681.	139,000,000
44,000,000		Interest in $773,000,000 joint repurchase agreement 0.20%, dated 11/27/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,030,061 on 12/4/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $796,216,540.	44,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$44,000,000		Interest in $772,000,000 joint repurchase agreement 0.20%, dated 11/28/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $772,030,022 on 12/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/15/2041 and the market value of those underlying securities was $795,182,088.	$44,000,000
68,000,000		Interest in $1,159,000,000 joint repurchase agreement 0.20%, dated 11/29/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,159,045,072 on 12/6/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2045 and the market value of those underlying securities was $1,193,796,528.	68,000,000
44,000,000		Interest in $773,000,000 joint repurchase agreement 0.21%, dated 11/26/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $773,031,564 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/25/2040 and the market value of those underlying securities was $796,222,511.	44,000,000
43,000,000	[5]	Interest in $800,000,000 joint repurchase agreement 0.26%, dated 10/22/2012 under which ING Financial Markets LLC will repurchase securities provided as collateral for $800,531,556 on 1/22/2013. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2042 and the market value of those underlying securities was $818,611,489.	43,000,000
50,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.19%, dated 11/19/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,158,333 on 12/19/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Government Agency securities with various maturities to 12/16/2052 and the market value of those underlying securities was $1,030,061,498.	50,000,000
600,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 11/30/2012 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,000,020,000 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2041 and the market value of those underlying securities was $1,021,251,510.	600,000,000
57,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.24%, dated 11/14/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,000,600,000 on 2/12/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $1,021,444,009.	57,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$26,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.19%, dated 11/30/2012 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,092,361 on 1/4/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/23/2032 and the market value of those underlying securities was $510,008,893.	$26,000,000
		TOTAL REPURCHASE AGREEMENTS	1,588,321,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[6]	2,751,340,229
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[7]	(15,654,797)
		TOTAL NET ASSETS—100%	$2,735,685,432
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, this restricted security amounted to $266,403,798, which represented 9.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2012, this liquid restricted security amounted to $266,403,798, which represented 9.7% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2012	Year Ended May 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.0001	0.0001	0.0001	0.0063	0.0324
Net realized gain on investments	0.0000[1]	0.0000[1]	0.0000[1]	0.0001	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.0001	0.0001	0.0001	0.0002	0.0063	0.0324
Less Distributions:
Distributions from net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0063)	(0.0324)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0001)	—	—
TOTAL DISTRIBUTIONS	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0063)	(0.0324)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.64%	3.29%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.16%	0.23%	0.31%	1.00%	1.05%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.60%	3.08%
Expense waiver/reimbursement[4]	0.86%[3]	0.90%	0.84%	0.78%	0.11%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,735,685	$2,557,022	$2,522,787	$861,225	$946,354	$850,101
1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
November 30, 2012 (unaudited)
Assets:
Investment in repurchase agreements	$1,588,321,000
Investment in securities	1,163,019,229
Total investment in securities, at amortized cost and fair value		$2,751,340,229
Cash		312,972
Income receivable		1,459,454
Receivable for shares sold		123,680
TOTAL ASSETS		2,753,236,335
Liabilities:
Payable for investments purchased	16,998,699
Payable for shares redeemed	317,874
Payable to adviser (Note 4)	219,393
Payable for Directors'/Trustees' fees	679
Accrued expenses	14,258
TOTAL LIABILITIES		17,550,903
Net assets for 2,735,685,601 shares outstanding		$2,735,685,432
Net Assets Consist of:
Paid-in capital		$2,735,685,601
Distributions in excess of net investment income		(169)
TOTAL NET ASSETS		$2,735,685,432
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($2,735,685,432 ÷ 2,735,685,601 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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8

Statement of Operations
Six Months Ended November 30, 2012 (unaudited)
Investment Income:
Interest			$2,832,235
Expenses:
Investment adviser fee (Note 4)		$6,678,571
Administrative fee (Note 4)		1,042,980
Custodian fees		53,996
Transfer and dividend disbursing agent fees and expenses		1,454,445
Directors'/Trustees' fees		8,048
Auditing fees		9,651
Legal fees		4,052
Portfolio accounting fees		81,062
Distribution services fee (Note 4)		1,335,714
Shareholder services fee (Note 4)		3,339,062
Account administration fee		223
Share registration costs		46,322
Printing and postage		62,634
Insurance premiums		4,341
Taxes		97,942
Miscellaneous		5,130
TOTAL EXPENSES		14,224,173
Waivers and Reimbursment:
Waiver of investment adviser fee (Note 4)	$(5,541,784)
Waiver of administrative fee (Note 4)	(13,071)
Waiver of distribution services fee (Note 4)	(1,335,714)
Waiver of shareholder services fee (Note 4)	(3,339,062)
Waiver of account administration fee (Note 4)	(223)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,295,412)
TOTAL WAIVERS AND REIMBURSEMENTS		(11,525,266)
Net expenses			2,698,907
Net investment income			133,328
Net realized gain on investments			57
Change in net assets resulting from operations			$133,385
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2012	Year Ended 5/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$133,328	$258,864
Net realized gain on investments	57	3,474
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	133,385	262,338
Distributions to Shareholders:
Distributions from net investment income	(133,497)	(258,864)
Distributions from net realized gain on investments	(57)	(4,961)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(133,554)	(263,825)
Share Transactions:
Proceeds from sale of shares	1,571,048,182	3,370,176,828
Net asset value of shares issued to shareholders in payment of distributions declared	133,421	263,664
Cost of shares redeemed	(1,392,518,207)	(3,336,203,917)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	178,663,396	34,236,575
Change in net assets	178,663,227	34,235,088
Net Assets:
Beginning of period	2,557,022,205	2,522,787,117
End of period (including undistributed (distributions in excess of) net investment income of $(169) and $0, respectively)	$2,735,685,432	$2,557,022,205
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2012 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “ Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Government Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The primary investment objective of the Fund is current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
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terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following table summarizes share activity:
	Six Months Ended 11/30/2012	Year Ended 5/31/2012
Shares sold	1,571,048,182	3,370,176,828
Shares issued to shareholders in payment of distributions declared	133,421	263,664
Shares redeemed	(1,392,518,207)	(3,336,203,917)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	178,663,396	34,236,575
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, the Adviser voluntarily waived $5,541,784 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FAS waived $13,071 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the
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terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FSC voluntarily waived its entire fee of $1,335,714. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2012, unaffiliated third-party financial intermediaries waived $3,339,062 of shareholder services fees and $223 of account administration fees. These waivers can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.07	$1.01
1	Expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED GOVERNMENT CASH SERIES (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was
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reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551204
0122604 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
November 30, 2012
Ticker	CMSXX

Federated Municipal Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.4%
Municipal Notes	16.6%
Commercial Paper	0.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At November 30, 2012, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.3%
8-30 Days	3.9%
31-90 Days	3.3%
91-180 Days	2.5%
181 Days or more	7.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Alabama—0.2%
$974,500	Birmingham, AL IDA, IDRBs (Series 1999) Weekly VRDNs (Glasforms, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 12/6/2012	$974,500
	Alaska—2.2%
10,000,000	Alaska Student Loan Corporation, Education Loan Revenue Refunding Bonds (Senior Series 2012A) Weekly VRDNs (State Street Bank and Trust Co. LOC), 0.180%, 12/6/2012	10,000,000
	Arizona—8.3%
1,055,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 0.350%, 12/6/2012	1,055,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.270%, 12/6/2012	7,221,000
5,610,000	Maricopa County, AZ IDA, (Series 1999) Weekly VRDNs (Redman Homes, Inc.)/(Wells Fargo & Co. LOC), 0.260%, 12/6/2012	5,610,000
965,000	Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (MechoShade West, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.360%, 12/6/2012	965,000
2,100,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (D.A. Holdings LLC)/(Wells Fargo Bank, N.A. LOC), 0.240%, 12/6/2012	2,100,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.210%, 12/6/2012	6,750,000
3,630,000	Pinal County, AZ IDA, (Series 2005) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.290%, 12/6/2012	3,630,000
1,175,000	Pinal County, AZ IDA, (Series 2006) Weekly VRDNs (Three C Eloy LLC)/(CoBank, ACB LOC), 0.290%, 12/6/2012	1,175,000
3,400,000	Pinal County, AZ IDA, (Series 2007) Weekly VRDNs (Artistic Paver Mfg. Phoenix, Inc.)/(SunTrust Bank LOC), 0.350%, 12/5/2012	3,400,000
6,500,000	Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.300%, 12/6/2012	6,500,000
	TOTAL	38,406,000
	California—2.2%
8,000,000	California State, (Series A-2), 2.50% RANs, 6/20/2013	8,090,871
2,100,000	Oxnard, CA IDFA, (Series 2004) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 1.200%, 12/6/2012	2,100,000
	TOTAL	10,190,871
	Colorado—3.0%
3,300,000	Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.410%, 12/6/2012	3,300,000
Semi-Annual Shareholder Report

Principal Amount
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—continued
$480,000		Colorado HFA (Class I Bonds), (Series 2000A) Weekly VRDNs (New Belgium Brewing Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 12/6/2012	$480,000
9,980,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485), 0.30% TOBs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 12/20/2012	9,980,000
		TOTAL	13,760,000
		Florida—2.7%
505,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.280%, 12/6/2012	505,000
5,855,000		Collier County, FL IDA, (Series 2005) Weekly VRDNs (Ave Maria Utility Company)/(SunTrust Bank LOC), 0.390%, 12/5/2012	5,855,000
6,015,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/7/2012	6,015,000
		TOTAL	12,375,000
		Georgia—25.0%
2,000,000		Appling County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.200%, 12/3/2012	2,000,000
5,500,000	[3,4]	Atlanta, GA Water & Wastewater, Lehman FR/RI-K2 Floater Certificates (Series 2006) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.310%, 12/6/2012	5,500,000
3,350,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.330%, 12/6/2012	3,350,000
8,500,000		Bartow County, GA Development Authority, (First Series 2009) Weekly VRDNs (Georgia Power Co.), 0.270%, 12/5/2012	8,500,000
3,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.200%, 12/3/2012	3,000,000
2,000,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.190%, 12/1/2012	2,000,000
500,000		Cherokee County, GA Development Authority, (Series 2008) Weekly VRDNs (Goodwill of North Georgia, Inc.)/(SunTrust Bank LOC), 0.280%, 12/5/2012	500,000
1,400,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.190%, 12/5/2012	1,400,000
6,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.180%, 12/6/2012	6,500,000
3,000,000		DeKalb County, GA School District, (Series 2012), 0.95% TANs, 12/28/2012	3,000,877
5,000,000		DeKalb County, GA, 1.00% TANs, 12/28/2012	5,002,313
Semi-Annual Shareholder Report

Principal Amount
		SHORT-TERM MUNICIPALS—continued[1,2]
		Georgia—continued
$500,000		Fayette County, GA Hospital Authority, (Series 2009B) Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.170%, 12/5/2012	$500,000
1,200,000		Fulton County, GA Development Authority, (Series 2000) Weekly VRDNs (Donnellan School, Inc.)/(Bank of New York Mellon LOC), 0.280%, 12/6/2012	1,200,000
8,000,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.220%, 12/5/2012	8,000,000
3,000,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.250%, 12/6/2012	3,000,000
8,000,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.35% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 8/7/2013	8,000,000
7,500,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.170%, 12/5/2012	7,500,000
9,265,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.210%, 12/6/2012	9,265,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.190%, 12/5/2012	6,700,000
7,000,000		Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.200%, 12/3/2012	7,000,000
7,500,000		Paulding County, GA Hospital Authority, (Series 2012B) Weekly VRDNs (Wellstar Health System, Inc.)/(Northern Trust Co., Chicago, IL LOC), 0.140%, 12/6/2012	7,500,000
4,000,000		Pike County, GA Development Authority, (Series 2003) Weekly VRDNs (Southern Mills, Inc.)/(Bank of America N.A. LOC), 0.350%, 12/5/2012	4,000,000
8,240,000		Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.190%, 12/6/2012	8,240,000
3,500,000		Wayne County, GA Development Authority, (Series 2000) Weekly VRDNs (Republic Services of Georgia)/(Wells Fargo Bank, N.A. LOC), 0.330%, 12/5/2012	3,500,000
		TOTAL	115,158,190
		Illinois—7.5%
4,900,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.200%, 12/5/2012	4,900,000
1,395,000		Chicago, IL, (Series 2001) Weekly VRDNs (J.M.B. Moesle LLC)/(BMO Harris Bank, N.A. LOC), 0.480%, 12/6/2012	1,395,000
1,145,000		Illinois Development Finance Authority IDB Weekly VRDNs (T&D Investments LLC)/(U.S. Bank, N.A. LOC), 0.430%, 12/6/2012	1,145,000
2,100,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Tempco Electric Heater Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.420%, 12/6/2012	2,100,000
Semi-Annual Shareholder Report

Principal Amount
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.410%, 12/6/2012	$1,000,000
2,750,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Jasper Meats, Inc.)/(BMO Harris Bank, N.A. LOC), 0.290%, 12/6/2012	2,750,000
3,000,000		Illinois State, (Series 2012), 2.00% Bonds, 2/1/2013	3,005,774
3,300,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 12/5/2012	3,300,000
5,800,000		Orland Park, IL IDA, (Series 1996) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.340%, 12/5/2012	5,800,000
9,200,000		Will County, IL, (Series 2007) Weekly VRDNs (University of St. Francis)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/7/2012	9,200,000
		TOTAL	34,595,774
		Indiana—1.9%
1,500,000		Indiana Development Finance Authority, EDRB (Series 2002) Weekly VRDNs (Vreba-Hoff Dairy Leasing LLC)/(Wells Fargo Bank, N.A. LOC), 0.240%, 12/6/2012	1,500,000
2,000,000		Indiana State Finance Authority Environmental Revenue, IDRB (Series 2011) Weekly VRDNs (Modern Forge Indiana LLC)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 12/7/2012	2,000,000
5,500,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.260%, 12/6/2012	5,500,000
		TOTAL	9,000,000
		Iowa—1.7%
7,700,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 12/6/2012	7,700,000
		Kansas—0.9%
2,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.280%, 12/6/2012	2,260,000
1,725,000		Wyandotte County, KS, (Series 1999) Weekly VRDNs (Shor-Line)/(U.S. Bank, N.A. LOC), 0.240%, 12/5/2012	1,725,000
		TOTAL	3,985,000
		Kentucky—0.5%
400,000		Henderson County, KY, (Series 1996A) Weekly VRDNs (Gibbs Die Casting Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.460%, 12/6/2012	400,000
2,100,000		Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.150%, 12/6/2012	2,100,000
		TOTAL	2,500,000
Semi-Annual Shareholder Report

Principal Amount
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—0.6%
$2,600,000		Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.330%, 12/6/2012	$2,600,000
		Maine—0.4%
2,030,000		Dover-Foxcroft, ME, (Series 2005) Weekly VRDNs (Pleasant River Lumber Co.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 12/5/2012	2,030,000
		Massachusetts—0.4%
1,750,000		Massachusetts Development Finance Agency, (Series 2004), 0.50% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 1/9/2013	1,750,000
		Multi-State—7.3%
590,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.310%, 12/6/2012	590,000
1,263,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.310%, 12/6/2012	1,263,000
6,700,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, Weekly VRDPs (Series 2)/(GTD by Deutsche Bank AG), 0.280%, 12/6/2012	6,700,000
5,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., Weekly VRDPs (2,118 Series 1)/GTD by Barclays Bank PLC), 0.260%, 12/6/2012	5,000,000
5,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., Weekly VRDPs (Series 1)/(GTD by Deutsche Bank AG), 0.300% 12/6/2012	5,000,000
5,000,000	[3,4]	Nuveen Premier Municipal Income Fund, Inc., Weekly VRDPs (1.277 Series 1)/(GTD by Barclays Bank PLC), 0.260%, 12/6/2012	5,000,000
10,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., Weekly VRDPs (Series 1)/(GTD by JPMorgan Chase Bank, N.A.), 0.240%, 12/6/2012	10,000,000
		TOTAL	33,553,000
		New Jersey—2.8%
2,500,000		Edgewater, NJ, 1.50% BANs, 12/6/2012	2,500,203
3,937,540		Evesham Township, NJ, 1.00% BANs, 10/23/2013	3,952,210
3,232,000		Long Branch, NJ, 1.50% BANs, 6/14/2013	3,246,557
3,000,000		North Plainfield, NJ, 1.50% BANs, 6/11/2013	3,009,526
		TOTAL	12,708,496
		New York—7.3%
525,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 12/6/2012	525,000
1,050,000		Cayuga County, NY IDA, (Series 1998) Weekly VRDNs (NFR Northeast, Inc.)/(Citizens Bank of Pennsylvania LOC), 0.300%, 12/5/2012	1,050,000
1,480,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.410%, 12/6/2012	1,480,000
Semi-Annual Shareholder Report

Principal Amount
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.330%, 12/5/2012	$1,700,000
1,300,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.320%, 12/6/2012	1,300,000
20,000,000	[3,4]	Nuveen New York Investment Quality Municipal Fund, Inc., Weekly VRDPs (Series 1)/ (GTD by Citibank NA, New York), 0.260%, 12/6/2012	20,000,000
7,500,000		Oyster Bay, NY, (Series 2012A), 2.50% BANs, 3/8/2013	7,540,672
		TOTAL	33,595,672
		Ohio—3.7%
3,000,000		Ashtabula County, OH, 1.00% BANs, 5/23/2013	3,005,645
3,000,000		Butler County, OH, 0.40% BANs, 8/1/2013	3,000,000
2,500,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.160%, 12/6/2012	2,500,000
3,600,000		Greene County, OH Hospital Facilities Revenue Authority, (Series 1999A) Weekly VRDNs (Med Health System)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 12/6/2012	3,600,000
1,500,000		Hamilton, OH, 1.125% BANs, 10/3/2013	1,506,557
1,000,000		Oakwood City, OH, 1.125% BANs, 3/7/2013	1,000,585
2,652,160		Painesville, OH, 1.45% BANs, 8/2/2013	2,667,124
		TOTAL	17,279,911
		Oregon—2.2%
10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 12/6/2012	10,000,000
		Pennsylvania—1.7%
7,860,000		Pennsylvania State IDA, 3.00% Bonds, 1/1/2013	7,875,982
		South Carolina—1.0%
4,480,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 0.380%, 12/6/2012	4,480,000
125,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.260%, 12/6/2012	125,000
		TOTAL	4,605,000
		Tennessee—3.7%
10,000,000		Metropolitan Government Nashville & Davidson County, TN IDB, (Series 2006) Weekly VRDNs (The Fountains Apartments, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.280%, 12/7/2012	10,000,000
7,140,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.760%, 12/5/2012	7,140,000
		TOTAL	17,140,000
Semi-Annual Shareholder Report

Principal Amount
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—5.1%
$5,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008B) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Bank of America N.A. LOC), 0.210%, 12/3/2012	$5,000,000
1,200,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.200%, 12/3/2012	1,200,000
8,185,000		Texas State Department of Housing & Community Affairs, (Series 2007 A) Weekly VRDNs (Texas State LIQ), 0.200%, 12/6/2012	8,185,000
4,080,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.360%, 12/6/2012	4,080,000
5,000,000	[3,4]	Texas State, PUTTERs (Series 4263) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 12/3/2012	5,000,000
		TOTAL	23,465,000
		Virginia—7.2%
3,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.370%, 12/6/2012	3,000,000
3,000,000		Fairfax County, VA IDA, (Inova Health System), (Series 2012 C), 0.240%, 12/6/2012	3,000,000
1,325,000		Fairfax County, VA IDA, (Series 2005C-2) Weekly VRDNs (Inova Health System)/(Northern Trust Co., Chicago, IL LOC), 0.170%, 12/5/2012	1,325,000
3,885,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.150%, 12/6/2012	3,885,000
2,350,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.95% CP (Virginia Electric & Power Co.), Mandatory Tender 1/4/2013	2,350,000
2,500,000		Hampton, VA IDA, (Series 1998) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 12/6/2012	2,500,000
2,780,000		Montgomery County, VA IDA, (Series 2005) Daily VRDNs (Virginia Tech Foundation)/(Bank of New York Mellon LOC), 0.180%, 12/3/2012	2,780,000
3,760,000	[3,4]	Virginia Commonwealth Transportation Board, P-FLOATs (Series MT-800) Weekly VRDNs (Virginia State)/(Bank of America N.A. LIQ), 0.190%, 12/6/2012	3,760,000
5,000,000		Virginia Small Business Financing Authority, (Series 2008) Daily VRDNs (Virginia State University Real Estate Foundation)/(Bank of America N.A. LOC), 0.170%, 12/3/2012	5,000,000
5,400,000	[3,4]	Virginia State, PUTTERs (Series 4195) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.170%, 12/6/2012	5,400,000
		TOTAL	33,000,000
Semi-Annual Shareholder Report

Principal Amount
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—0.4%
$2,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.400%, 12/6/2012	$2,000,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	460,248,396
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	399,495
	TOTAL NET ASSETS—100%	$460,647,891
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At November 30, 2012, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.0%	3.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $98,038,000, which represented 21.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2012, these liquid restricted securities amounted to $98,038,000, which represented 21.3% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDFA	—Industrial Development Finance Authority
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ(s)	—Liquidity Agreement(s)
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2012	Year Ended May 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	0.000[1]	0.010	0.023
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.010	0.023
Less Distributions:
Distributions from net investment income	—	—	—	(0.000)[1]	(0.010)	(0.023)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.010)	(0.023)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%	0.00%[3]	0.00%[3]	0.03%	1.03%	2.36%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.42%	0.49%	0.75%	1.08%[5]	1.05%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.03%	1.00%	2.26%
Expense waiver/reimbursement[6]	0.74%[4]	0.68%	0.59%	0.35%	0.05%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$460,648	$461,541	$539,081	$474,268	$512,018	$476,382
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.08% and 1.05% for the years ended May 31, 2009 and 2008, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2012 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$460,248,396
Income receivable		671,210
Receivable for shares sold		43,230
TOTAL ASSETS		460,962,836
Liabilities:
Payable for shares redeemed	$38,805
Bank overdraft	205,432
Payable for investment adviser fee (Note 4)	183
Payable for transfer and dividend disbursing agent fees and expenses	61,334
Payable for Directors'/Trustees' fees	428
Accrued expenses	8,763
TOTAL LIABILITIES		314,945
Net assets for 460,650,963 shares outstanding		$460,647,891
Net Assets Consist of:
Paid-in capital		$460,643,974
Accumulated net realized gain on investments		3,917
TOTAL NET ASSETS		$460,647,891
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$460,647,891 ÷ 460,650,963 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2012 (unaudited)
Investment Income:
Interest			$852,548
Expenses:
Investment adviser fee (Note 4)		$1,187,831
Administrative fee (Note 4)		185,500
Custodian fees		9,621
Transfer and dividend disbursing agent fees and expenses		253,833
Directors'/Trustees' fees		2,202
Auditing fees		9,651
Legal fees		4,356
Portfolio accounting fees		45,404
Distribution services fee (Note 4)		237,566
Shareholder services fee (Note 4)		593,322
Account administration fee		555
Share registration costs		44,317
Printing and postage		13,118
Insurance premiums		2,414
Taxes		18,311
Miscellaneous		1,680
TOTAL EXPENSES		2,609,681
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(923,324)
Waiver of administrative fee	(2,366)
Waiver of distribution services fee	(237,566)
Waiver of shareholder services fee	(593,322)
Waiver of account administration fee	(356)
Reimbursement of account administration fee	(199)
TOTAL WAIVERS AND REIMBURSEMENT		(1,757,133)
Net expenses			852,548
Net investment income			—
Net realized gain on investments			109
Change in net assets resulting from operations			$109
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2012	Year Ended 5/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	109	9,373
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	109	9,373
Distributions to Shareholders:
Distributions from net realized gain on investments	—	(5,565)
Share Transactions:
Proceeds from sale of shares	497,728,924	1,332,559,828
Net asset value of shares issued to shareholders in payment of distributions declared	—	5,490
Cost of shares redeemed	(498,621,933)	(1,410,109,704)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(893,009)	(77,544,386)
Change in net assets	(892,900)	(77,540,578)
Net Assets:
Beginning of period	461,540,791	539,081,369
End of period	$460,647,891	$461,540,791
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2012 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “ Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Municipal Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Semi-Annual Shareholder Report

Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following table summarizes capital stock activity:
	Six Months Ended 11/30/2012	Year Ended 5/31/2012
Shares sold	497,728,924	1,332,559,828
Shares issued to shareholders in payment of distributions declared	—	5,490
Shares redeemed	(498,621,933)	(1,410,109,704)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(893,009)	(77,544,386)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, the Adviser voluntarily waived $923,324 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FAS waived $2,366 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FSC voluntarily waived its entire fee of $237,566. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Semi-Annual Shareholder Report

Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2012, FSSC voluntarily reimbursed $199 of account administration fees. In addition, for the six months ended November 30, 2012, unaffiliated third-party financial intermediaries waived $593,322 of shareholder services fees and $356 of account administration fees. These waivers can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing this arrangement prior to the Termination Date, this arrangement may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended November 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $273,765,000 and $270,435,000, respectively.
Semi-Annual Shareholder Report

General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.80
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.26	$1.83
1	Expenses are equal to the Fund's annualized net expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2012
FEDERATED MUNICIPAL CASH SERIES (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
Semi-Annual Shareholder Report

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
Semi-Annual Shareholder Report

While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
Semi-Annual Shareholder Report

information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
Semi-Annual Shareholder Report

The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Municipal Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551303
0122605 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
November 30, 2012
Ticker	CTPXX

Federated Prime Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.4%
Bank Instruments	36.2%
Variable Rate Instruments	13.1%
U.S. Treasury Securities	1.0%
Repurchase Agreements	8.3%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At November 30, 2012, the Fund's effective maturity schedule4 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	30.7%
8-30 Days	18.2%
31-90 Days	36.9%
91-180 Days	10.8%
181 Days or more	3.4%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, collateralized loan agreements, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		Asset-Backed Securities—2.3%
		Finance - Automotive—0.3%
$220,493		AmeriCredit Automobile Receivables Trust 2012-2, Class A1, 0.300%, 5/8/2013	$220,493
4,390,941		SMART ABS Series 2012-4US Trust, Class A1, 0.290%, 10/14/2013	4,390,941
3,087,323		Santander Drive Auto Receivables Trust 2012-4, Class A1, 0.432%, 7/15/2013	3,087,323
		TOTAL	7,698,757
		Finance - Equipment—1.3%
9,333,342		CNH Equipment Trust 2012-B, Class A1, 0.383%, 7/12/2013	9,333,342
1,194,872	[1,2]	GE Equipment Small Ticket LLC (Series 2012-1), Class A1, 0.433%, 6/21/2013	1,194,872
55,030		GE Equipment Transportation LLC, (Series 2012-1), Class A1, 0.389%, 3/22/2013	55,030
7,891,138		GE Equipment Transportation LLC, (Series 2012-2), Class A1, 0.260%, 10/24/2013	7,891,138
802,338	[1,2]	Great America Leasing Receivables 2012-1, Class A1, 0.520%, 4/15/2013	802,338
4,689,936	[1,2]	MMAF Equipment Finance LLC 2012-A, Class A1, 0.346%, 7/10/2013	4,689,936
8,523,353	[1,2]	Macquarie Equipment Funding Trust 2012-A, Class A1, 0.290%, 10/21/2013	8,523,353
7,529,147	[1,2]	Navistar Financial 2012-A Owner Trust, Class A1, 0.432%, 7/18/2013	7,529,147
		TOTAL	40,019,156
		Finance - Retail—0.7%
10,000,000	[1,2,3]	Arkle Master Issuer PLC 2012-1, Class 1A, 0.408%, 2/17/2012	10,000,000
11,000,000	[1,2,3]	Holmes Master Issuer PLC 2012-1, Class A1, 0.408%, 12/17/2012	11,000,000
		TOTAL	21,000,000
		TOTAL ASSET-BACKED SECURITIES	68,717,913
		Bank Note—0.5%
		Finance - Banking—0.5%
15,000,000		Bank of America N.A., 0.420%, 12/14/2012	15,000,000
		Certificates of Deposit—36.2%
		Finance - Banking—36.2%
50,000,000		BNP Paribas SA, 0.250%, 12/18/2012	50,000,000
30,000,000	[3]	Bank of Montreal, 0.343%, 2/6/2013	30,000,000
50,000,000	[3]	Bank of Montreal, 0.360%, 2/15/2013	50,000,000
145,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.260% - 0.310%, 12/11/2012 - 4/2/2013	145,000,000
44,000,000		Barclays Bank PLC, 0.250%, 2/15/2013	44,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		Certificates of Deposit—continued
		Finance - Banking—continued
$50,000,000		Barclays Bank PLC, 0.250%, 2/8/2013	$50,000,000
75,500,000		Citibank NA, New York, 0.290%, 2/13/2013	75,500,000
30,000,000		Credit Agricole Corporate and Investment Bank, 0.330%, 1/4/2013	30,000,000
65,000,000		Deutsche Bank AG, 0.250% - 0.350%, 2/15/2013 - 2/28/2013	65,000,000
20,000,000		Fifth Third Bank, Cincinnati, 0.320%, 3/1/2013	20,000,000
93,000,000	[3]	JPMorgan Chase Bank, N.A., 0.328%, 12/21/2012	93,000,000
100,000,000		Mizuho Corporate Bank Ltd., 0.240% - 0.250%, 1/31/2013 - 2/27/2013	100,000,000
25,000,000		Rabobank Nederland NV, Utrecht, 0.310%, 12/6/2012	25,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.383%, 2/5/2013	25,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.404%, 1/4/2013	20,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.446%, 12/21/2012	20,000,000
25,000,000	[3]	Royal Bank of Canada, Montreal, 0.455%, 12/17/2012	25,000,000
10,000,000		Societe Generale, Paris, 0.300%, 1/9/2013	10,000,000
110,000,000		Sumitomo Mitsui Banking Corp., 0.270% - 0.290%, 2/1/2013 - 3/21/2013	110,000,000
30,000,000		Svenska Handelsbanken, Stockholm, 0.240%, 2/20/2013	30,000,337
50,000,000		Toronto Dominion Bank, 0.380%, 9/20/2013	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	1,067,500,337
		Collateralized Loan Agreements—14.2%
		Finance - Banking—14.2%
35,000,000		Citigroup Global Markets, Inc., 0.689% - 0.821%, 12/3/2012 - 1/11/2013	35,000,000
115,000,000		Credit Suisse Securities (USA) LLC, 0.304% - 0.781%, 12/5/2012 - 1/22/2013	115,000,000
55,000,000		Goldman Sachs & Co., 0.487%, 12/4/2012	55,000,000
3,800,000		J.P. Morgan Securities LLC, 0.507%, 12/17/2012	3,800,000
85,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.487% - 0.781%, 12/3/2012 - 2/19/2013	85,000,000
25,000,000		Mizuho Securities USA, Inc., 0.385%, 12/3/2012	25,000,000
70,000,000	[3]	RBS Securities, Inc., 0.527%, 12/3/2012	70,000,000
30,000,000		Wells Fargo Securities, LLC, 0.406%, 1/30/2013	30,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	418,800,000
		Commercial Paper—23.8%[4]
		Aerospace/Auto—0.5%
14,850,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.380% - 0.400%, 12/5/2012 - 12/13/2012	14,848,604
		Containers & Packaging—0.3%
9,000,000	[1,2]	Bemis Co., Inc., 0.400%, 12/28/2012	8,997,300
Semi-Annual Shareholder Report
3

Principal Amount			Value
		Commercial Paper—continued[4]
		Electric Power—0.5%
$14,800,000		Virginia Electric & Power Co., 0.400%, 1/11/2013	$14,793,258
		Finance - Banking—8.6%
25,000,000	[1,2]	ASB Finance Ltd., 0.310%, 3/21/2013	24,976,320
45,000,000		Credit Agricole North America, Inc., 0.290%, 1/18/2013	44,982,600
50,000,000		ING (U.S.) Funding LLC, 0.250% - 0.280%, 1/10/2013 - 2/1/2013	49,981,000
11,792,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.247%, 2/5/2013	11,792,000
15,000,000	[1,2]	Mizuho Funding LLC, 0.240%, 1/30/2013	14,994,000
25,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.259%, 12/31/2012	25,000,000
50,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.299%, 12/10/2012	50,000,000
30,000,000		Westpac Banking Corp. Ltd., Sydney, 0.401%, 12/27/2012	29,991,333
		TOTAL	251,717,253
		Finance - Commercial—5.2%
64,400,000	[1,2]	Atlantic Asset Securitization LLC, 0.370%, 12/21/2012	64,386,762
25,000,000		General Electric Capital Corp., 0.401%, 12/11/2012	24,997,222
65,000,000	[1,2]	Versailles Commercial Paper LLC, 0.340% - 0.350%, 1/11/2013 - 1/14/2013	64,974,020
		TOTAL	154,358,004
		Finance - Retail—3.4%
49,300,000	[1,2]	Salisbury Receivables Company LLC, 0.250% - 0.350%, 1/16/2013 - 2/6/2013	49,277,410
50,000,000	[1,2]	Sheffield Receivables Corp., 0.250%, 2/5/2013	49,977,084
		TOTAL	99,254,494
		Mining—0.0%
400,000	[1,2]	Xstrata Finance (Canada) Ltd., (GTD by Xstrata PLC), 0.490%, 12/12/2012	399,940
		Sovereign—5.1%
20,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.300%, 3/1/2013	19,985,000
30,000,000	[1,2]	Erste Abwicklungsanstalt, 0.411%, 5/21/2013	29,941,575
100,000,000	[1,2]	Kells Funding, LLC, 0.401% - 0.411%, 4/9/2013 - 4/16/2013	99,851,405
		TOTAL	149,777,980
		Utility Gas—0.2%
6,200,000	[1,2]	Northeast Utilities, 0.390% - 0.410%, 12/3/2012 - 12/5/2012	6,199,840
		TOTAL COMMERCIAL PAPER	700,346,673
		Corporate Bonds—0.6%
		Diversified—0.0%
1,000,000		General Electric Co., 5.000%, 2/1/2013	1,006,860
Semi-Annual Shareholder Report
4

Principal Amount			Value
		Corporate Bonds—continued
		Finance - Commercial—0.6%
$1,938,000	[3]	General Electric Capital Corp., 0.462%, 2/8/2013	$1,938,581
2,804,000		General Electric Capital Corp., 1.875%, 9/16/2013	2,837,010
500,000		General Electric Capital Corp., 2.800%, 1/8/2013	501,156
1,502,000		General Electric Capital Corp., 4.800%, 5/1/2013	1,528,636
9,458,000		General Electric Capital Corp., 5.450%, 1/15/2013	9,515,411
		TOTAL	16,320,794
		TOTAL CORPORATE BONDS	17,327,654
		Notes - Variable—13.1%[3]
		Finance - Banking—10.3%
1,580,000		6380 Brackbill Associates LP, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 12/7/2012	1,580,000
50,000,000		Australia & New Zealand Banking Group, Melbourne, 0.410%, 12/4/2012	50,000,000
15,000,000		Carew Realty, Inc., (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.320%, 12/6/2012	15,000,000
10,830,000	[1,2]	Chicago, IL, SPEARs (Series DB-494), 0.200%, 12/6/2012	10,830,000
3,545,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 12/7/2012	3,545,000
1,520,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 12/7/2012	1,520,000
76,035,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.310%, 12/3/2012	76,035,000
47,000,000		JPMorgan Chase Bank, N.A., 0.329%, 12/28/2012	47,000,000
50,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.560%, 12/4/2012	50,000,000
7,770,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.180%, 12/5/2012	7,770,000
6,995,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.190%, 12/5/2012	6,995,000
16,140,000		Serra Works Bond Holding Co. LLC, (Series 2008-A), (Fifth Third Bank, Cincinnati LOC), 0.290%, 12/6/2012	16,140,000
3,255,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 0.260%, 12/7/2012	3,255,000
9,200,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 12/5/2012	9,200,000
3,505,000		Wiley Properties, Inc., (Series 2002), (Fifth Third Bank, Cincinnati LOC), 0.320%, 12/6/2012	3,505,000
		TOTAL	302,375,000
		Finance - Commercial—0.5%
1,400,000	[1,2]	KORDSA, Inc., (Series 2006), (General Electric Capital Corp. LOC), 0.270%, 12/6/2012	1,400,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		Notes - Variable—continued[3]
		Finance - Commercial—continued
$13,205,000	[1,2]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 0.270%, 12/6/2012	$13,205,000
		TOTAL	14,605,000
		Finance - Retail—1.1%
32,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.769%, 12/15/2012	32,000,000
		Government Agency—0.9%
18,155,000		BBC Enterprises LLC, (Series 2007), (FHLB of San Francisco LOC), 0.140%, 12/6/2012	18,155,000
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.200%, 12/6/2012	10,000,000
		TOTAL	28,155,000
		Municipal—0.3%
3,000,000		Berkeley County, SC IDB, (Series 1996A), 0.520%, 12/5/2012	3,000,000
4,300,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A), 0.500%, 12/5/2012	4,300,000
		TOTAL	7,300,000
		TOTAL NOTES—VARIABLE	384,435,000
		U.S. Treasury Note—1.0%
		U.S. Treasury Note—1.0%
29,000,000		United States Treasury, 3.125%, 4/30/2013	29,342,886
		Repurchase Agreement—8.3%
245,777,000		Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486.	245,777,000
		TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	2,947,247,463
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	799,462
		TOTAL NET ASSETS—100%	$2,948,046,925
Semi-Annual Shareholder Report
6

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $594,018,906, which represented 20.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2012, these liquid restricted securities amounted to $594,018,906, which represented 20.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2012	Year Ended May 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.014	0.036
Net realized gain on investments	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.014	0.036
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.014)	(0.036)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	1.39%	3.70%
Ratios to Average Net Assets:
Net expenses	0.39%[3]	0.38%	0.43%	0.58%	1.08%	1.05%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	1.34%	3.58%
Expense waiver/reimbursement[4]	0.69%[3]	0.70%	0.65%	0.49%	0.01%	0.02%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,948,047	$2,966,768	$4,559,876	$4,791,221	$6,661,244	$5,787,122
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
November 30, 2012 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,947,247,463
Cash		297,307
Income receivable		983,271
Receivable for shares sold		198,635
Prepaid expenses		127,191
TOTAL ASSETS		2,948,853,867
Liabilities:
Payable for shares redeemed	$416,674
Income distribution payable	107
Payable for investment adviser fee (Note 4)	7,363
Payable for transfer and dividend disbursing agent fees and expenses	377,653
Payable for Directors'/Trustees' fees	5,145
TOTAL LIABILITIES		806,942
Net assets for 2,948,049,948 shares outstanding		$2,948,046,925
Net Assets Consist of:
Paid-in capital		$2,948,049,948
Accumulated net realized loss on investments		(1,790)
Distributions in excess of net investment income		(1,233)
TOTAL NET ASSETS		$2,948,046,925
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,948,046,925 ÷ 2,948,049,948 shares outstanding, $0.001 par value, 12,500,000,000 shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Operations
Six Months Ended November 30, 2012 (unaudited)
Investment Income:
Interest			$5,843,426
Expenses:
Investment adviser fee (Note 4)		$7,345,872
Administrative personnel and services fee (Note 4)		1,147,183
Custodian fees		59,515
Transfer and dividend disbursing agent fees and expenses		1,641,998
Directors'/Trustees' fees		7,138
Auditing fees		10,078
Legal fees		4,051
Portfolio accounting fees		81,060
Distribution services fee (Note 4)		1,469,191
Shareholder services fee (Note 4)		3,672,696
Share registration costs		116,149
Printing and postage		174,814
Insurance premiums		5,157
Taxes		143,427
Miscellaneous		8,424
TOTAL EXPENSES		15,886,753
Waivers and Reimbursement (Note 4):
Waiver of investment adviser fee	$(5,031,936)
Waiver of administrative fee	(14,574)
Waiver of distribution services fee	(1,469,191)
Waiver of shareholder services fee	(3,671,467)
Reimbursement of shareholder services fee	(1,229)
TOTAL WAIVERS AND REIMBURSEMENT		(10,188,397)
Net expenses			5,698,356
Net investment income			145,070
Net realized gain on investments			10,309
Change in net assets resulting from operations			$155,379
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2012	Year Ended 5/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$145,070	$350,389
Net realized gain (loss) on investments	10,309	(9,749)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	155,379	340,640
Distributions to Shareholders:
Distributions from net investment income	(146,221)	(350,664)
Distributions from net realized gain on investments	—	(6,502)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(146,221)	(357,166)
Share Transactions:
Proceeds from sale of shares	2,067,277,327	4,885,313,197
Net asset value of shares issued to shareholders in payment of distributions declared	144,996	354,685
Cost of shares redeemed	(2,086,152,497)	(6,478,759,153)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,730,174)	(1,593,091,271)
Change in net assets	(18,721,016)	(1,593,107,797)
Net Assets:
Beginning of period	2,966,767,941	4,559,875,738
End of period (including distributions in excess of net investment income of $(1,233) and $(82), respectively)	$2,948,046,925	$2,966,767,941
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Notes to Financial Statements
November 30, 2012 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “ Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Prime Cash Series (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Directors.
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Semi-Annual Shareholder Report
12

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
13

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following table summarizes share activity:
	Six Months Ended 11/30/2012	Year Ended 5/31/2012
Shares sold	2,067,277,327	4,885,313,197
Shares issued to shareholders in payment of distributions declared	144,996	354,685
Shares redeemed	(2,086,152,497)	(6,478,759,153)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(18,730,174)	(1,593,091,271)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, the Adviser voluntarily waived $5,031,936 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FAS waived $14,574 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FSC voluntarily waived its entire fee of $1,469,191. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund's Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2012, FSSC voluntarily reimbursed $1,229 of Service Fees. In addition, for the six months ended November 30, 2012, unaffiliated third-party financial intermediaries waived $3,671,467 of Service Fees. This waiver can be modified or terminated at any time.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination
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Date”): (a) August 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended November 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $0 and $76,685,000, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.10	$1.96
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.11	$1.98
1	Expenses are equal to the Fund's annualized net expense ratio of 0.39%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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Evaluation and Approval of Advisory Contract–May 2012
FEDERATED PRIME CASH SERIES (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
For the one-year period covered by the Evaluation, the Fund's performance was above the median of the relevant peer group.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be
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competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551105
0122606 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
November 30, 2012
Ticker	CTTXX

Federated Treasury Cash Series

A Portfolio of Cash Trust Series, Inc.

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2012, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	72.7%
U.S. Treasury Securities	27.2%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At November 30, 2012, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.9%
8-30 Days	3.6%
31-90 Days	9.7%
91-180 Days	7.6%
181 Days or more	13.1%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		U.S. Treasury—27.2%
$32,000,000		United States Treasury Notes, 0.125% - 3.125%, 8/31/2013	$32,364,998
21,500,000		United States Treasury Notes, 0.125% - 3.125%, 9/30/2013	21,809,799
15,000,000		United States Treasury Notes, 0.500%, 10/15/2013	15,038,805
13,000,000		United States Treasury Notes, 0.500%, 11/15/2013	13,035,233
23,000,000		United States Treasury Notes, 0.750% - 2.500%, 3/31/2013	23,138,014
17,000,000		United States Treasury Notes, 0.750%, 9/15/2013	17,076,500
25,000,000		United States Treasury Notes, 1.000%, 7/15/2013	25,117,597
86,250,000		United States Treasury Notes, 1.125%, 6/15/2013	86,682,134
25,500,000		United States Treasury Notes, 1.375%, 1/15/2013	25,538,592
69,500,000		United States Treasury Notes, 1.375%, 2/15/2013	69,674,375
32,000,000		United States Treasury Notes, 1.375%, 3/15/2013	32,105,803
42,500,000		United States Treasury Notes, 1.375%, 5/15/2013	42,724,692
75,500,000		United States Treasury Notes, 1.750%, 4/15/2013	75,939,147
30,000,000		United States Treasury Notes, 2.000%, 11/30/2013	30,533,754
31,500,000		United States Treasury Notes, 2.750%, 2/28/2013	31,696,604
25,000,000		United States Treasury Notes, 2.750%, 10/31/2013	25,582,104
17,000,000		United States Treasury Notes, 3.375%, 6/30/2013	17,312,959
17,000,000		United States Treasury Notes, 3.375%, 7/31/2013	17,359,669
25,000,000		United States Treasury Notes, 3.625%, 12/31/2012	25,070,300
		TOTAL U.S. TREASURY	627,801,079
		Repurchase Agreements—72.7%
44,000,000	[1]	Interest in $470,000,000 joint repurchase agreement 0.20%, dated 11/16/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $470,156,667 on 1/15/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $479,445,351.	44,000,000
100,000,000		Interest in $975,000,000 joint repurchase agreement 0.22%, dated 11/30/2012 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $975,017,875 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2019 and the market value of those underlying securities was $994,518,285.	100,000,000
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Principal Amount			Value
		Repurchase Agreements—continued
$43,000,000		Interest in $500,000,000 joint repurchase agreement 0.20%, dated 11/30/2012 under which Bank of Montreal will repurchase securities provided as collateral for $500,019,444 on 12/7/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $510,008,590.	$43,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.22%, dated 11/30/2012 under which Bank of Montreal will repurchase securities provided as collateral for $1,000,018,333 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,020,018,709.	100,000,000
27,000,000	[1]	Interest in $282,000,000 joint repurchase agreement 0.16%, dated 11/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $282,115,307 on 2/20/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2023 and the market value of those underlying securities was $287,656,704.	27,000,000
83,000,000	[1]	Interest in $914,000,000 joint repurchase agreement 0.16%, dated 9/17/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $914,369,662 on 12/17/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $932,599,195.	83,000,000
100,000,000		Interest in $2,800,000,000 joint repurchase agreement 0.22%, dated 11/30/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,800,051,333 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $2,856,052,388.	100,000,000
100,000,000		Repurchase agreement 0.22%, dated 11/30/2012 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,001,833 on 12/3/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 9/15/2014 and the market value of those underlying securities was $102,004,740.	100,000,000
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Principal Amount		Value
	Repurchase Agreements—continued
$30,000,000	Interest in $350,000,000 joint repurchase agreement 0.17%, dated 11/28/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $350,011,569 on 12/5/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2015 and the market value of those underlying securities was $357,005,648.	$30,000,000
34,000,000	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 11/29/2012 under which CS First Boston Corp. will repurchase securities provided as collateral for $400,014,000 on 12/6/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2015 and the market value of those underlying securities was $408,002,053.	34,000,000
298,179,000	Interest in $4,000,000,000 joint repurchase agreement 0.22%, dated 11/30/2012 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $4,000,073,333 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $4,080,074,823.	298,179,000
100,000,000	Interest in $220,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $220,004,217 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2042 and the market value of those underlying securities was $224,404,321.	100,000,000
90,000,000	Interest in $915,000,000 joint repurchase agreement 0.18%, dated 11/28/2012 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $915,032,025 on 12/5/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2020 and the market value of those underlying securities was $933,323,440.	90,000,000
100,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.15%, dated 11/30/2012 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $2,000,025,000 on 12/3/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $2,040,004,047.	100,000,000
25,000,000	Interest in $650,000,000 joint repurchase agreement 0.19%, dated 11/30/2012 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $650,024,014 on 12/7/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $663,006,141.	25,000,000
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4

Principal Amount		Value
	Repurchase Agreements—continued
$100,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.21%, dated 11/30/2012 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $2,000,035,000 on 12/3/2012. The securities provided as collateral at the end of the period held with JPMorgan Chase & Co., tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2021 and the market value of those underlying securities was $2,040,004,658.	$100,000,000
100,000,000	Interest in $1,750,000,000 joint repurchase agreement 0.20%, dated 11/30/2012 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $1,750,029,167 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2019 and the market value of those underlying securities was $1,785,029,766.	100,000,000
100,000,000	Interest in $1,475,000,000 joint repurchase agreement 0.22%, dated 11/30/2012 under which Societe Generale, New York will repurchase securities provided as collateral for $1,475,027,042 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $1,504,527,606.	100,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 0.21%, dated 11/30/2012 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $500,008,750 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/28/2019 and the market value of those underlying securities was $510,008,961.	100,000,000
	TOTAL REPURCHASE AGREEMENTS	1,674,179,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[2]	2,301,980,079
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	2,501,629
	TOTAL NET ASSETS—100%	$2,304,481,708
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.
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5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2012, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
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6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 11/30/2012	Year Ended May 31,
		2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	0.0032	0.0273
Net realized gain on investments	—	0.0000[1]	0.0000[1]	0.0000[1]	0.0001	—
TOTAL FROM INVESTMENT OPERATIONS	—	0.0000[1]	0.0000[1]	0.0000[1]	0.0033	0.0273
Less Distributions:
Distributions from net investment income	(0.0000)[1]	—	—	—	(0.0032)	(0.0273)
Distributions from net realized gain on investments	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	—	(0.0001)	—
TOTAL DISTRIBUTIONS	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	—	(0.0033)	(0.0273)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.32%	2.76%
Ratios to Average Net Assets:
Net expenses	0.18%[4]	0.10%	0.19%	0.21%	0.47%	1.04%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.15%	2.45%
Expense waiver/reimbursement[5]	0.91%[4]	0.98%	0.89%	0.87%	0.62%	0.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,304,482	$2,355,609	$1,445,337	$1,339,308	$1,457,691	$712,164
1	Represents less than $0.0001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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7

Statement of Assets and Liabilities
November 30, 2012 (unaudited)
Assets:
Investment in repurchase agreements	$1,674,179,000
Investment in securities	627,801,079
Total investment in securities, at amortized cost and fair value		$2,301,980,079
Cash		420,311
Income receivable		2,710,487
Receivable for shares sold		2,400
TOTAL ASSETS		2,305,113,277
Liabilities:
Payable for shares redeemed	419,602
Payable to adviser (Note 4)	181,130
Accrued expenses	30,837
TOTAL LIABILITIES		631,569
Net assets for 2,304,481,686 shares outstanding		$2,304,481,708
Net Assets Consist of:
Paid-in capital		$2,304,481,708
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
($2,304,481,708 ÷ 2,304,481,686 shares outstanding), $0.001 par value, 12,500,000,000 shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended November 30, 2012 (unaudited)
Investment Income:
Interest			$2,110,309
Expenses:
Investment adviser fee (Note 4)		$6,025,661
Administrative fee (Note 4)		941,009
Custodian fees		54,049
Transfer and dividend disbursing agent fees and expenses		1,342,238
Directors'/Trustees' fees		10,137
Auditing fees		9,651
Legal fees		4,314
Portfolio accounting fees		79,791
Distribution services fee (Note 4)		1,205,132
Shareholder services fee (Note 4)		3,010,505
Account administration fee		1,529
Share registration costs		183,861
Printing and postage		60,497
Insurance premiums		4,061
Taxes		69,285
Miscellaneous		15,661
TOTAL EXPENSES		13,017,381
Waivers:
Waiver of investment adviser fee (Note 4)	$(5,511,507)
Waiver of administrative fee (Note 4)	(12,117)
Waiver of transfer and dividend disbursing agent fees and expenses	(1,166,282)
Waiver of distribution services fee (Note 4)	(1,205,132)
Waiver of shareholder services fee (Note 4)	(3,010,505)
Waiver of account administration fee (Note 4)	(1,529)
TOTAL WAIVERS		(10,907,072)
Net expenses			2,110,309
Net investment income			—
See Notes which are an integral part of the Financial Statements
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9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2012	Year Ended 5/31/2012
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	—	3,088
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	—	3,088
Distributions to Shareholders:
Distributions from net realized gain on investments	(2,728)	(2,777)
Share Transactions:
Proceeds from sale of shares	2,524,720,411	6,273,085,141
Net asset value of shares issued to shareholders in payment of distributions declared	2,720	2,715
Cost of shares redeemed	(2,575,847,423)	(5,362,816,786)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,124,292)	910,271,070
Change in net assets	(51,127,020)	910,271,381
Net Assets:
Beginning of period	2,355,608,728	1,445,337,347
End of period (including undistributed (distributions in excess of) net investment income of $(8) and $0, respectively)	$2,304,481,708	$2,355,608,728
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2012 (unaudited)
1. ORGANIZATION
Cash Trust Series, Inc. (the “ Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of four portfolios. The financial statements included herein are only those of Federated Treasury Cash Series (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Directors (the “Directors”).
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the comparison of amortized cost to market value. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective interest rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2012, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2012, tax years 2009 through 2012 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
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Other Taxes
As an open-end management investment company incorporated in the state of Maryland but domiciled in the Commonwealth of Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.
When-Issued and Delayed Delivery Transactions
The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.
3. CAPITAL STOCK
The following table summarizes capital stock activity:
	Six Months Ended 11/30/2012	Year Ended 5/31/2012
Shares sold	2,524,720,411	6,273,085,141
Shares issued to shareholders in payment of distributions declared	2,720	2,715
Shares redeemed	(2,575,847,423)	(5,362,816,786)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(51,124,292)	910,271,070
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, the Adviser voluntarily waived $5,511,507 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Prior to September 1, 2012, the administrative fee received during any fiscal year was at least $150,000 per portfolio and $40,000 per each additional class of Shares. Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FAS waived $12,117 of its fee. The net fee paid to FAS was 0.077% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will reimburse Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.35% of average daily net assets, annually, to reimburse FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2012, FSC voluntarily waived its entire fee of $1,205,132. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Shareholder Services Fee
The Fund may pay fees (“ Service Fees”) up to 0.25% of the average daily net assets of the Fund to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for Service Fees. For the six months ended November 30, 2012, FSSC voluntarily waived $1,529 of account administration fees. In addition, unaffiliated third-party financial intermediaries waived $3,010,505 of shareholder services fees. This waiver can be modified or terminated at any time.
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Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights) paid by the Fund's Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.05% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) August 1, 2013; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended November 30, 2012, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $185,008,565 and $0, respectively.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2012, there were no outstanding loans. During the six months ended November 30, 2012, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2012 to November 30, 2012.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2012	Ending Account Value 11/30/2012	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.90
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.17	$0.91
1	Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.26 and $5.32, respectively.
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Evaluation and Approval of Advisory Contract–May 2012
Federated Treasury Cash Series (the “Fund”)
Following a review and recommendation of approval by the Fund's independent directors, the Fund's Board reviewed and approved at its May 2012 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent to which the Board members are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. Consistent with these judicial decisions, the Board also considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
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The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent directors and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the directors. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
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While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; different portfolio management techniques made necessary by different cash flows; and portfolio manager time spent in review of securities pricing. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory contracts.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are relevant in judging the reasonableness of proposed fees.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The
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information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation information unreliable. The allocation information was considered in the analysis by the Board but was determined to be of limited use.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.
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The Senior Officer noted that, considering the totality of the circumstances, and all of the factors referenced within his Evaluation, he had concluded that, subject to comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds was reasonable and that Federated appeared to provide appropriate advisory and administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “ Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Proxy Voting Record Report (Form N-PX).” Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “ Products” section of Federated's website at FederatedInvestors.com. From the home page, select “All” under “Asset Classes.” Select a fund name and share class, if applicable, to go to the Fund Overview page. On the Fund Overview page, select the “Documents” tab. At the bottom of that page, select “Form N-Q.”
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “ householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Treasury Cash Series
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 147551402
0122607 (1/13)
Federated is a registered trademark of Federated Investors, Inc.
2013 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Cash Trust Series, Inc.

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date January 22, 2013